Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,636,743.00
Previously Paid Amount	0.00
Total Fee Amount	925.40
Total Offset Amount	0.00
Net Fee	$ 925.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A